Consolidated Statements of Operations (USD $)	3 Months Ended		188 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Income Statement [Abstract]
REVENUES
OPERATING EXPENSES
General and administrative	65,380	12,750	137,900
Marketing	43,131		48,994
Product development	21,744		67,157
Compensation	15,000		35,000
TOTAL OPERATING EXPENSES	145,255	12,750	289,051
LOSS FROM CONTINUING OPERATIONS	(145,255)	(12,750)	(289,051)
DISCONTINUED OPERATION - net		152	6,944
NET LOSS	$ (145,255)	$ (12,598)	$ (282,107)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	94,150,000	352,445,656